ZTIFI SA-3


                        SUPPLEMENT DATED NOVEMBER 1, 2007
          TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007
                                       OF
                       TEMPLETON INSTITUTIONAL FUNDS, INC.
            (Foreign Equity Series - Primary Shares & Service Shares,
           Emerging Markets Series, Foreign Smaller Companies Series)


The Statement of Additional Information is amended as follows:

I. Under the section, "Management and Other Services - Portfolio managers" on page 35, the Smaller Companies Series table is replaced with the following as of September 30, 2007:

---------------- ----------------- ---------------- ---------------- ----------------- -------------- --------------
                                     ASSETS OF                         ASSETS OF
                   NUMBER             OTHER                              OTHER                         ASSETS OF
                   OF OTHER         REGISTERED        NUMBER OF         POOLED                          OTHER
                  REGISTERED       INVESTMENT        OTHER POOLED     INVESTMENT      NUMBER OF        ACOUNTS
                  INVESTMENT       COMPANIES         INVESTMENT        VEHICLES         OTHER          MANAGED
                  COMPANIES        MANAGED (x        VEHICLES        MANAGED (x $1     ACCOUNTS        (x $1
NAME               MANAGED/1      $1 MILLION)/1      MANAGED/2       MILLION)/2       MANAGED/2      MILLION )/2)
---------------- ----------------- ---------------- ---------------- ----------------- -------------- --------------
Harlan Hodesso         0                N/A              1              180.6             0            N/A
Cindy L. Sweeting     11            16,545.9             1              180.6            26        6,397.2



1. These figures represent registered investment companies other than the Funds that are included in this SAI.
2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.


II. Under the section, "Management and Other Services - Portfolio managers - Ownership of Fund shares" on page 37, the table is replaced with the following as of September 30, 2007:

                          Dollar Range of
                         Each Fund Shares
Portfolio Manager       Beneficially Owned
-----------------------------------------------
Antonio T. Docal           None
Dennis Lim                 None
Mark Mobius                None
Gary P. Motyl              None
Matthew R. Nagle           None
Peter A. Nori              None
Harlan Hodes               None
Cindy L. Sweeting          None
Tom Wu                     None

                Please keep this supplement for future reference.